Note 11 - Income Taxes (Details) - Deferred Income Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Deferred Income Tax Assets and Liabilities [Abstract]
Accruals and reserves	$ 4,062	$ 5,134
Plant and equipment	776	1,020
Net operating loss carry forwards	32,590	24,810
Gross deferred tax assets	37,428	30,964
Valuation allowance	(36,393)	(29,764)
Total deferred tax assets	1,035	1,200
Identifiable intangible assets	(1,041)	(1,041)
Other	(959)	(1,124)
Total deferred tax liabilities	(2,000)	(2,165)
Net deferred tax liabilities	$ (965)	$ (965)